Deferred revenue	12 Months Ended
Dec. 31, 2021
Deferred revenue
Deferred revenue

Note 26 – Deferred revenue

   Accounting policies

We refer to accounting policy description in Note 3 Revenue.

The Group has recognized the following liabilities related to contracts with customers.

DKK thousand	2021	2020

Deferred revenues at January 1 Customer	97,769	139,890
Customer payment received, cf. note 3.Revenue	0	0
recognized during the year	-30,185	-42,881
Total deferred revenue	67,584	97,769

Non-current deferred revenue	14,551	44,587
Current deferred revenue	53,033	53,182
Total deferred revenue	67,584	97,769

Deferred revenue occurred in connection with the agreement with Alexion Pharmaceuticals, Inc. as dis- closed in Note 3. An up-front payment of DKK 177.3 million was received of which DKK 30.2 million has been recognized during DKK 2021 (2020: DKK 42.9 million and 2019: DKK 37.4 million)

Management expects that approx. DKK 53 million of the up-front payment received will be recognized as revenue during 2022. The remaining payment is expected to be recognized during 2023 according to the progress of the development project.